UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22800

IVY HIGH INCOME OPPORTUNITIES FUND

(Exact Name as Specified in Charter)

6300 Lamar Avenue, Overland Park, Kansas 66202-4200

(Address of Principal Executive Office) (Zip Code)

Philip A. Shipp, 6300 Lamar Avenue, Overland Park, Kansas 66202-4200

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: (913) 236-2000

Date of fiscal year end: September 30

Date of reporting period: July 1, 2012 to June 30, 2013

IVY HIGH INCOME OPPORTUNITIES FUND

Proxy Voting Record

There was no proxy voting for Ivy High Income Opportunities Fund for the period covered by this report, pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVY HIGH INCOME OPPORTUNITIES FUND (Registrant)

By:	/s/ Philip A. Shipp
Philip A. Shipp, Assistant Secretary

Date: November 8, 2013

By:	/s/ Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: November 8, 2013